Income taxes (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 107,933	$ 111,120
Unused tax losses for which no deferred tax asset recognized	408,489	373,610
Domestic tax authority one [member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 1,571	$ 1,818